Our History and Summary of Various Transactions	12 Months Ended
Dec. 31, 2012
Our History and Summary of Various Transactions
Our History and Summary of Various Transactions

Note 1—Our History and Summary of Various Transactions

        Stream Global Services, Inc. ("we", "us", "Stream", the "Company" or "SGS") is a corporation organized under the laws of the State of Delaware. We were incorporated on June 26, 2007. We consummated our initial public offering in October 2007. In October 2009, we acquired EGS Corp., a Philippines corporation ("EGS") in a stock-for-stock exchange.

        On April 27, 2012, Stream Acquisition, Inc., a Delaware corporation ("MergerSub") wholly-owned by SGS Holdings LLC (now SGS Holdings, Inc.) ("Parent"), entered into a Contribution and Exchange Agreement, pursuant to which Parent contributed 73,094 SGS shares (approximately 96.2% of all outstanding SGS shares) to MergerSub. Immediately thereafter, MergerSub effected a merger (the "Merger") pursuant to which MergerSub was merged with and into the Company, with the Company continuing as the surviving corporation. As a result of the Merger, the Company became a wholly-owned subsidiary of Parent, which is controlled by affiliates of Ares Corporate Opportunities Fund II, L.P., EGS Dutchco B.V. and NewBridge International Investments Ltd. (collectively, the "Sponsors").

        The Sponsors constitute a group of stockholders who, prior to the time of and following the Merger, held a majority of the voting ownership of SGS through a parent entity. Since 2009, the Sponsors have been parties to a stockholders agreement related to the investment in SGS that provides for, among other things, the composition of the board of directors of SGS and certain voting and governance rights of SGS. The Merger was a common control transaction as defined in Emerging Issues Task Force ("EITF") Issue No. 02-5, Definition of "Common Control" in Relation to Accounting Standards Codification ("ASC") 805, Business Combinations ("ASC 805"). The Sponsors represent a group of stockholders that hold more than 50% of the voting ownership interest of each entity and contemporaneous written evidence of an agreement to vote a majority of the entities' shares in concert existed at the time of the Merger. Accordingly, the Merger has been accounted for at the carrying amounts of the equity interests transferred. Therefore, there was no change in the basis of the assets and liabilities of the Company. Equity accounts have been retroactively presented to show the common shares as a result of the Merger.